COMMON STOCK	3 Months Ended	12 Months Ended
	Apr. 30, 2018	Jan. 31, 2018
Equity [Abstract]
COMMON STOCK

NOTE 8 – COMMON STOCK

The Company has 250,000,000, $0.001 par value shares of common stock authorized.

Effective September 9, 2014 the Company’s board of directors and majority of its shareholders approved a 20 for 1 forward split of the Company’s common stock.

On October 2, 2017, the Company agreed to issue 500,000 shares of common stock valued at $ 57,500 for consulting services, which has been capitalized as part of investment in intellectual property.

There were 133,400,000 shares of common stock issued and outstanding as of April 30, 2018.

The Company has 250,000,000, $0.001 par value shares of common stock authorized.

Effective September 9, 2014 the Company’s board of directors and majority of its shareholders approved a 20 for 1 forward split of the Company’s common stock.

On January 2, 2013, the Company issued 100,000,000 shares of common stock for cash proceeds of $5,000 at $0.001 per share.

On October 25, 2013, the Company issued 30,900,000 shares of common stock for cash proceeds of $15,450 at $0.01 per share.

On July 4, 2014, the Company issued 2,000,000 shares of common stock with a deemed value of $10,000 for intellectual property.

On August 5, 2014, the Company amended its Articles of Incorporation to increase its authorized share capital to 250,000,000, $0.001 par value shares of common stock.

On October 2, 2017, the Company agreed to issue 500,000 shares of common stock valued at $ 57,500 for consulting services, which has been capitalized as part of investment in intellectual property.

There were 133,400,000 shares of common stock issued and outstanding as of January 31, 2018.